PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, plant and equipment, Cost	$ 37,877	$ 36,451
Accumulated depreciation	34,686	32,832
Depreciated cost	3,191	3,619
Computers and Peripheral Equipment [Member]
Property, plant and equipment, Cost	24,871	23,463
Accumulated depreciation	23,075	21,556
Office Furniture and Equipment [Member]
Property, plant and equipment, Cost	10,753	10,652
Accumulated depreciation	9,650	9,473
Leasehold Improvements [Member]
Property, plant and equipment, Cost	2,253	2,336
Accumulated depreciation	$ 1,961	$ 1,803